Subsequent Event SHARE PURCHASE AND CHANGE IN CONTROL (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	2 Months Ended	12 Months Ended
	Jan. 06, 2015	Feb. 27, 2015	Dec. 31, 2014	Jan. 07, 2015	Dec. 31, 2013
Subsequent Event [Line Items]
Weighted average useful life of options outstanding and exercisable			3 years
LTIP and PRSU per share payout			$ 14.50
Tendered Shares	39,791,364
Shares tendered via guaranteed delivery	1,748,335
Sale of Stock, Percentage of Ownership after Transaction	84.00%
Required stock ownership				100.00%
Stock Issued During Period, Shares, New Issues	41,286,271
Common Stock, Shares, Outstanding			47,112,311	1,000	46,829,913
Cash contributed by Parent to Merger sub				$ 746
Cash paid to Chiquita's shareholders		683
Cash paid to previously unvested stock compensation that became vested upon change in control		37
Remaining cash to become part of cash balance				$ 26